Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2020	2019
Change in:
Trade and other receivables	$(37,720)	$3,252
Other financial assets/liabilities	4,077	12,540
Inventories	(2,867)	(11,759)
Prepaid expenses	(3,722)	(3,484)
Trade and other payables	36,247	5,613
Provisions and other liabilities	1,602	(2,590)
	$(2,383)	$3,572